Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions

	Year ended December 31
	2018	2019
Social security contributions on share options	842	104
Provision for deferred cash consideration	2,131	1,654

At December 31	2,973	1,758

Current	332	309
Non-current	2,641	1,449

Summary of Social Security Contributions on Share Options

	Year ended December 31
Social security contributions on share options	2017	2018	2019
At beginning of year	1,172	2,288	842
Arising during the year	1,116	—	—
Released	—	(1,446)	(738)

At December 31	2,288	842	104

Current	—	—	—
Non-current	2,288	842	104

Summary of Provisions for Deferred Cash Consideration

	Year ended December 31
Provisions for deferred cash consideration	2017	2018	2019
At beginning of year	—	2,061	2,131
Arising during the year	2,061	—	—
Increase in provision due to the unwinding of the time value of money	—	443	221
Decrease in provision due to a change in estimates relating to timelines and probabilities of contractual milestones being achieved (see Note 12)	—	(373)	(698)

At December 31	2,061	2,131	1,654

Current	274	332	309
Non-current	1,787	1,799	1,345